Aug. 23, 2017
Neuberger Berman Absolute Return Multi-Manager Fund
Supplement to the Summary Prospectuses
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Summary Prospectuses, Prospectuses, and Statement of Additional Information, each dated February 28, 2017, as amended

Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class and Class R6

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Investment Advisers LLC (“NBIA”) and approved by the Board of Trustees (the “Board”) of Neuberger Berman Alternative Funds as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NBIA at 877-628-2583.

Sub-Adviser Changes

As disclosed in the Fund’s Prospectus, NBIA and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NBIA to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval.  Effective August 23, 2017, NBIA has engaged BH-DG Systematic Trading LLP (“BH-DG”) as a new subadviser for the Fund. BH-DG will employ a managed futures strategy for the Fund.  Additionally, effective August 23, 2017, Blue Jay Capital Management, LLC will no longer be a subadviser to the Fund.

As a result of these changes, the Fund’s Summary Prospectuses, Statutory Prospectuses, and Statement of Additional Information listed above are revised as follows:

The fifth sentence of the paragraph entitled “Equity Long/Short” of the “Principal Investment Strategies” section of each of the Class A, Class C, Institutional Class and Class R6 Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

One subadviser focuses its long/short equity strategy on the energy sector, while a long/short equity strategy managed by the Manager focuses on securities of companies in the financials sector.

The third full paragraph under (a) the heading “Sector Risk” in the “Principal Investment Risks” section of each of the Class A, Class C, Institutional Class and Class R6 Summary Prospectuses and Prospectuses and (b) the heading “Sector Risk” in the “Additional Information about Principal Investment Risks” section of each of the Class A, Class C, Institutional Class and Class R6 Prospectuses is hereby deleted in its entirety.

The date of this supplement is August 23, 2017.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services: 800.877.9700 Institutional Services: 800.366.6264 Web site: www.nb.com